Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2013
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2013	2012	2011
Interest expense	$7,600	$7,021	$4,494
Amortization of financing costs	473	379	278
Commitment fees and other costs	67	218	152
Total	$8,140	$7,618	$4,924